Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

7. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Singapore

The Company is subject to corporate income tax for its business operation in Singapore. Tax on corporate income is imposed at a flat rate of 17%.

Hong Kong

Ableview Brands, Ableview Management, and Able View are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

PRC

Weitong, Beijing Jingyuan, Shanghai Jingyue, Shanghai Jinglu, Shanghai Jingnan, Zhejiang Jingxiu and CSS Shanghai are subject to PRC Corporate Income Tax (“CIT”) on the taxable income in accordance with the relevant PRC income tax laws. Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%.

Beijing Jingyuan, Shanghai Jinglu, Shanghai Jingnan, Zhejiang Jingxiu and CSS Shanghai are qualified as small and micro-sized enterprises (“SMEs”) in the year ended December 31, 2023. In accordance with the implementation rules of EIT Law, SMEs are entitled to a reduced EIT rate of 20%, 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 75% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2022. SMEs are entitled to a reduced EIT rate of 20%, 75% reduction of taxable income for the first RMB3,000,000 taxable income, and no reduction for the remaining taxable income for the year ended December 31, 2023.

The components of the income (loss) before income taxes are as follows:

	For the Years Ended December 31,
	2023	2022	2021
PRC subsidiaries	$(142,834)	$(3,139,016)	$(2,840,089)
Singapore subsidiary	(175,753)	—	—
Hong Kong and Cayman subsidiaries	12,009,485	12,511,852	12,896,484
	$11,690,898	$9,372,836	$10,056,395

For the years ended December 31, 2023, 2022 and 2021, the income tax expenses (benefits) were comprised of the following:

	For the Years Ended December 31,
	2023	2022	2021
Current income tax expense	$3,056,398	$2,078,737	$2,066,166
Deferred income tax benefit	(1,115,546)	(609,512)	(705,555)
	$1,940,852	$1,469,225	$1,360,611

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2023	2022	2021
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of different income tax rates in other jurisdictions	(0.1)%	(2.7)%	(2.4)%
Effect of non-includable items	3.3%	0.5%	(0.4)%
Effect of preferential tax rates	(0.1)%	0.5%	(0.2)%
Effect of non-deductible expenses	0.2%	(0.1)%	0.0%
Effect of changes in valuation allowance	(0.4)%	1.0%	0.0%
Effective of prior year true up	(2.7)%	0.0%	0.0%
Effective tax rate	16.7%	15.7%	13.5%

Deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 consist of the following:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$2,338,356	$1,335,779
Operating lease liabilities	441,462	—
Total deferred tax assets, gross	2,779,818	1,335,779
Less: valuation allowance	(30,410)	(81,232)
	2,749,408	1,254,547
Deferred tax liabilities
Operating lease right-of-use assets	420,137	—
Total deferred tax assets, net	$2,329,271	$1,254,547

Movement of valuation allowance of deferred tax assets for the years ended December 31, 2023 and 2022 were as the following:

	December 31, 2023	December 31, 2022
Opening balance	$81,232	$—
Addition	30,410	81,232
Reversal	(81,232)	—
Ending balance	$30,410	81,232

As of December 31, 2023, the Company had net operating loss carrying forwards of $9,657,252 from the Company’s PRC subsidiaries, which will expire from calendar years 2026 through 2028, if not utilized. As of December 31, 2023, the Company had net operating loss carrying forwards of $129,911 from the Company’s Hong Kong subsidiaries, which will be carried forward indefinitely to offset future profits of the Company’s Hong Kong subsidiaries. As of December 31, 2023, the Company had net operating loss carrying forwards of $175,753 from the Company’s Singapore subsidiary, which will be carried forward indefinitely to offset future profits of the Company’s Singapore subsidiary. The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of December 31, 2023 and 2022, valuation allowance of $30,410 and $81,232 was provided against deferred tax assets arising from net operation losses carryforwards as the Company assessed that it was more likely than not that that the net operating losses would not be fully utilized before expiration.

The Company operates its business through its subsidiaries. The Company does not file consolidated tax returns, therefore, losses from individual subsidiaries may not be used to offset other subsidiaries’ earnings within the Company. Valuation allowance is considered on each individual subsidiary basis.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2022, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023, 2022 and 2021, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2023, the tax years ended December 31, 2018 through 2022 for the Company’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2019 through 2022 for the Company’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2017 through 2022 for the Company’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.